Acquisitions - Additional Information (Details) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£)
Disclosure of detailed information about business combination [line items]
Goodwill that is expected to be deductible for tax purposes	£ 83.9
Subsidiary Acquired In Acquisition
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	16.50%
FGH SVC Holdco Inc
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	57.90%